	RMB Mendon Financial Services Fund
	Portfolio Holdings As of September 30, 2021 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 100.9%
	(percentage of net assets)
	BANKS 94.2%
*	Amerant Bancorp, Inc. - Class B	200,000	$4,640,000
	Ameris Bancorp [a,b]	125,000	6,485,000
	Banc of California, Inc.	150,000	2,773,500
	Bank of NT Butterfield & Son Ltd. (The)	50,000	1,775,500
	Business First Bancshares, Inc.	135,000	3,157,650
	Byline Bancorp, Inc.	450,000	11,052,000
	Cadence BanCorp	300,000	6,588,000
	CIT Group, Inc.	150,000	7,792,500
	Civista Bancshares, Inc.	125,000	2,903,750
*	Coastal Financial Corp.	105,304	3,354,985
	Colony Bankcorp, Inc.	154,852	2,900,378
	ConnectOne Bancorp, Inc.	78,182	2,346,242
	Enterprise Financial Services Corp.	50,000	2,264,000
	Equity Bancshares, Inc. - Class A	450,000	15,021,000
	FB Financial Corp. [a,b]	198,195	8,498,602
	First Bancorp	80,000	3,440,800
	First BanCorp [a,b]	750,000	9,862,500
	First Bancshares, Inc. (The)	325,000	12,603,500
	First Horizon Corp. [a,b]	400,000	6,516,000
	First Interstate BancSystem, Inc. - Class A	50,000	2,013,000
	Five Star Bancorp	100,000	2,394,000
*	Howard Bancorp, Inc.	75,000	1,521,000
	Live Oak Bancshares, Inc. [a,b]	350,000	22,270,500
*	Metropolitan Bank Holding Corp.	87,220	7,352,646
	Mid Penn Bancorp, Inc.	75,000	2,066,250
	MVB Financial Corp.	55,000	2,355,650
	NBT Bancorp, Inc.	50,000	1,806,000
*	Nicolet Bankshares, Inc.	31,867	2,363,894
	OceanFirst Financial Corp.	200,000	4,282,000
	Old Second Bancorp, Inc.	200,000	2,612,000
	Origin Bancorp, Inc.	225,000	9,528,750
	PacWest Bancorp [a,b]	175,000	7,931,000
	Primis Financial Corp.	323,818	4,682,408
	Reliant Bancorp, Inc.	176,655	5,580,531
	Seacoast Banking Corp. of Florida	40,000	1,352,400
*	Select Bancorp, Inc.	263,204	4,540,269
	Signature Bank [a,b]	15,000	4,084,200
*	Silvergate Capital Corp. - Class A [a,b]	45,000	5,197,500
	SmartFinancial, Inc.	30,000	775,500

*	Southern States Bancshares, Inc.	174,595	3,329,527
	Spirit of Texas Bancshares, Inc.	475,000	11,495,000
*	Triumph Bancorp, Inc.	75,000	7,509,750
*	US Century Bank - Class A	444,575	5,414,924
	Veritex Holdings, Inc. [a,b]	400,000	15,744,000
	VersaBank	606,900	6,681,969
	Wells Fargo & Co. [a,b]	75,000	3,480,750
	Wintrust Financial Corp. [a,b]	20,000	1,607,400
			263,948,725
	DIVERSIFIED FINANCIALS 3.8%
	Cowen, Inc. - Class A [a,b]	200,000	6,862,000
	Manning & Napier, Inc.	400,000	3,652,000
			10,514,000
	INFORMATION TECHNOLOGY SERVICES 0.8%
	EVERTEC, Inc.	50,000	2,286,000

	SOFTWARE 0.7%
*	NCR Corp.	50,000	1,938,000

	THRIFTS & MORTGAGE FINANCE 1.4%
	New York Community Bancorp, Inc.	300,000	3,861,000
	Total Common Stocks (Cost: $181,960,040)		282,547,725

	Warrants 0.0%
	(percentage of net assets)
	INFORMATION TECHNOLOGY SERVICES 0.0%
*	Global Blue Group Holding AG	131,385	79,501
	Total Warrants (Cost: $97,225)		79,501

	Short-Term Investments 0.1%
	(percentage of net assets)
	MONEY MARKET FUNDS 0.1%
	First American Government Obligations Fund - Class X - 0.03% [c]	317,133	317,133
	Total Short-Term Investments (Cost: $317,133)		317,133

	Total Investments 101.0% (Cost: $182,374,398)		$282,944,359
	Call option written (0.8)% (Premiums received: $2,449,284)		(2,329,325)
	Liabilities, less cash and other assets (0.2)%		(576,236)
	Net Assets 100.0%		$280,038,798

	Number of
	Contracts
Call Option Written (0.8)%
(percentage of net assets)
BANKS (0.8)%
Ameris Bancorp
@ 55, Notional Amount: $(1,375,000), due Apr 22	(250)	(85,625)
@ 60, Notional Amount: $(1,500,000), due Jan 22	(250)	(36,250)
@ 60, Notional Amount: $(1,500,000), due Apr 22	(250)	(65,625)
FB Financial Corp.
@ 45, Notional Amount: $(1,125,000), due Jan 22	(250)	(58,125)
First BanCorp
@ 14, Notional Amount: $(1,400,000), due Mar 22	(1,000)	(102,500)
First Horizon Corp.
@ 17, Notional Amount: $(850,000), due Jan 22	(500)	(42,500)
@ 20, Notional Amount: $(2,000,000), due Jan 22	(1,000)	(15,000)
Live Oak Bancshares, Inc.
@ 65, Notional Amount: $(1,625,000), due Dec 21	(250)	(111,250)
@ 70, Notional Amount: $(3,500,000), due Mar 22	(500)	(245,000)
@ 75, Notional Amount: $(3,750,000), due Mar 22	(500)	(145,000)
@ 90, Notional Amount: $(2,250,000), due Dec 21 [d]	(250)	-
PacWest Bancorp
@ 50, Notional Amount: $(1,250,000), due Dec 21	(250)	(19,375)
@ 50, Notional Amount: $(3,750,000), due Mar 22	(750)	(172,500)
@ 55, Notional Amount: $(1,375,000), due Mar 22	(250)	(28,125)
Signature Bank
@ 300, Notional Amount: $(1,500,000), due May 22	(50)	(107,250)
@ 320, Notional Amount: $(1,280,000), due Dec 21	(40)	(18,600)
@ 330, Notional Amount: $(1,980,000), due May 22	(60)	(81,600)
Silvergate Capital Corp. - Class A
@ 140, Notional Amount: $(1,400,000), due Feb 22	(100)	(124,500)
@ 160, Notional Amount: $(1,600,000), due Jan 22	(100)	(65,500)
@ 175, Notional Amount: $(1,750,000), due Jan 22	(100)	(47,000)
@ 200, Notional Amount: $(3,000,000), due Jan 22	(150)	(44,250)
Veritex Holdings, Inc.
@ 35, Notional Amount: $(1,750,000), due Oct 21	(500)	(275,000)
@ 40, Notional Amount: $(2,000,000), due Apr 22	(500)	(158,750)
@ 45, Notional Amount: $(1,125,000), due Apr 22	(250)	(38,125)
Wells Fargo & Co.
@ 52.5, Notional Amount: $(2,625,000), due Jan 22	(500)	(58,750)
@ 55, Notional Amount: $(1,375,000), due Jun 22	(250)	(49,625)
Wintrust Financial Corp.
@ 80, Notional Amount: $(1,200,000), due Mar 22	(150)	(107,250)
		(2,303,075)

DIVERSIFIED FINANCIALS (0.0)%
Cowen, Inc. - Class A
@ 45, Notional Amount: $(1,125,000), due Oct 21 [d]	(250)	-
@ 45, Notional Amount: $(1,125,000), due Apr 22	(250)	(26,250)
@ 55, Notional Amount: $(2,750,000), due Jan 22 [d]	(500)	-
		(26,250)
Total Call Option Written (Premiums received $2,449,284)		(2,329,325)

*	Indicates securities that do not produce income.
a	Securities or partial securities on which call options were written.
b	Security or partial security segregated as collateral for written options. The Fund is required to establish a margin account with the broker lending the written options.
The aggregate market value of collateral posted was $46,250,000. The Fund is obligated to pay the counterparty any interest due on written options. Such interests are recorded as an expense to the Fund.
c	Rate quoted is seven-day yield at period end.
d	Fair-valued security.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At September 30, 2021	Level 1	Level 2	Level 3		Total
RMB Mendon Financial Services Fund
Assets
Common Stocks[1]	$282,547,725	$-	$-		$282,547,725
Warrants[1]	79,501	-	-		79,501
Short-Term Investments	317,133	-	-		317,133
Total	$282,944,359	$-	$-		$282,944,359
Liabilities
Written Options[1]	-	(2,329,325)	0	[2]	(2,329,325)
Total Investments in Securities	$282,944,359	$(2,329,325)	$0		$280,615,034

[1]	Refer to the Fund’s Portfolio Holdings for a breakdown of holdings by industry.
[2]	The option is categorized as Level 3 and has a value of $0. Due to immateriality, no Level 3 rollforward has been presented.